Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Balances

The following are related party transactions for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022

Cost of revenues
Fengqi (Beijing) Zhineng Technology Co., Ltd.(1)	$-	$8,480	$11,830
	$-	$8,480	$11,830

(1)	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd. hardware of nil, $8,480 and $11,830 for years ended December 31, 2024, 2023 and 2022, respectively.